Property, plant and equipment - Disclosure of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	$ 147,399
Impairment for the year	10,400	$ 0
Balance at end	248,815	147,399
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	397,827	379,438
Asset additions	134,095	19,809
Asset disposals	(31)
Change in decommissioning provision	(1,014)	(1,420)
Balance at end	530,877	397,827
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	(250,428)	(226,337)
Depreciation/depletion for the year	(21,234)	(24,091)
Impairment for the year	(10,400)
Balance at end	(282,062)	(250,428)
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	92,979
Balance at end	192,384	92,979
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	239,625	226,819
Asset additions	111,652	14,226
Asset disposals	0
Change in decommissioning provision	(1,014)	(1,420)
Balance at end	350,263	239,625
Mining interests [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	(146,646)	(132,474)
Depreciation/depletion for the year	(11,233)	(14,172)
Impairment for the year	0
Balance at end	(157,879)	(146,646)
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	12,469
Balance at end	12,469	12,469
Non-producing properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	12,469	12,469
Asset additions	0	0
Asset disposals	0
Change in decommissioning provision	0	0
Balance at end	12,469	12,469
Non-producing properties [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	0	0
Depreciation/depletion for the year	0	0
Impairment for the year	0
Balance at end	0	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	38,967
Balance at end	40,028	38,967
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	133,022	128,228
Asset additions	19,202	4,794
Asset disposals	0
Change in decommissioning provision	0	0
Balance at end	152,224	133,022
Plant and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	(94,055)	(85,440)
Depreciation/depletion for the year	(7,741)	(8,615)
Impairment for the year	(10,400)
Balance at end	(112,196)	(94,055)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	2,973
Balance at end	3,626	2,973
Right-of-use lease assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	12,474	11,685
Asset additions	2,933	789
Asset disposals	(31)
Change in decommissioning provision	0	0
Balance at end	15,376	12,474
Right-of-use lease assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	(9,501)	(8,223)
Depreciation/depletion for the year	(2,249)	(1,278)
Impairment for the year	0
Balance at end	(11,750)	(9,501)
Corporate office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	11
Balance at end	308	11
Corporate office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	237	237
Asset additions	308	0
Asset disposals	0
Change in decommissioning provision	0	0
Balance at end	545	237
Corporate office equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Balance at beginning	(226)	(200)
Depreciation/depletion for the year	(11)	(26)
Impairment for the year	0
Balance at end	$ (237)	$ (226)